Intangible Asset, Net (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Xepi license fair value	$ 4,600		$ 4,600	$ 4,600
Xepi license useful life	11 years		11 years
Amortization of Intangible Assets	$ 325	$ 314	$ 418	$ 418